Income tax - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of income tax rates
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible expenses	(1.30%)	(0.30%)	(0.80%)
Additional tax deduction for qualified research and development expenses	5.00%	1.70%	0.90%
Non-taxable income	0.80%	0.40%
Tax effect of preferential tax rate	(11.10%)	(0.30%)	0.80%
Effect of changes in tax rates	(20.40%)
Effect on tax rates in different tax jurisdiction	0.10%	(0.60%)	0.10%
Change in valuation allowance	0.70%	(27.20%)	(27.80%)
Others	(1.90%)	0.50%	0.10%
Income tax expense	(3.10%)	(0.80%)	(1.70%)